Leases (Lessor, Future Minimum Lease Payments to be Received) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 99
2026	100
2027	99
2028	97
2029	96
Thereafter	819
Total minimum lease payments to be received	1,310	$ 1,360
Less: executory costs	(182)	(190)
Minimum lease payments receivable	$ 1,128	$ 1,170